Property and Equipment - Summary of Changes in the Value of Property and Equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 10,392
Ending balance	16,696	$ 10,392
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	16,742	9,206
Additions	9,257	8,924
Completion of work-in-process		0
Disposals	(4,723)	(2,088)
Foreign exchange	(236)	700
Ending balance	21,040	16,742
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(6,350)	(5,647)
Depreciation	2,791	2,271
Disposals	4,694	1,841
Foreign exchange	(103)	273
Ending balance	(4,344)	(6,350)
Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	10,392
Ending balance	16,696	10,392
Computer Hardware | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	288	136
Additions	56	138
Completion of work-in-process		0
Disposals	(111)	(3)
Foreign exchange	(4)	17
Ending balance	229	288
Computer Hardware | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(157)	(70)
Depreciation	101	84
Disposals	110	3
Foreign exchange	(2)	6
Ending balance	(146)	(157)
Computer Hardware | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	131
Ending balance	83	131
Furniture and Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	53	35
Additions	0	0
Completion of work-in-process		0
Disposals	(31)	0
Foreign exchange	(1)	18
Ending balance	21	53
Furniture and Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(33)	(29)
Depreciation	4	3
Disposals	31	0
Foreign exchange	0	1
Ending balance	(6)	(33)
Furniture and Equipment | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	20
Ending balance	15	20
Computer Software | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	50	47
Additions	0	0
Completion of work-in-process		0
Disposals	(49)	0
Foreign exchange	(1)	3
Ending balance	0	50
Computer Software | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(50)	(47)
Depreciation	0	0
Disposals	49	0
Foreign exchange	(1)	3
Ending balance	0	(50)
Computer Software | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	0
Ending balance	0	0
Building | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	9,085	2,586
Additions	7,826	7,593
Completion of work-in-process		0
Disposals	(1,634)	(1,290)
Foreign exchange	(133)	196
Ending balance	15,144	9,085
Building | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(1,752)	(1,736)
Depreciation	1,723	1,109
Disposals	1,606	1,274
Foreign exchange	(38)	181
Ending balance	(1,831)	(1,752)
Building | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	7,333
Ending balance	13,313	7,333
Automobile | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	167	239
Additions	1	0
Completion of work-in-process		0
Disposals	0	(95)
Foreign exchange	(3)	23
Ending balance	165	167
Automobile | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(57)	(46)
Depreciation	56	58
Disposals	0	57
Foreign exchange	(1)	10
Ending balance	(112)	(57)
Automobile | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	110
Ending balance	53	110
Leasehold Improvements | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	626	353
Additions	27	101
Completion of work-in-process		166
Disposals	(344)	0
Foreign exchange	(2)	6
Ending balance	307	626
Leasehold Improvements | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(388)	(348)
Depreciation	58	40
Disposals	344	0
Foreign exchange	0	0
Ending balance	(102)	(388)
Leasehold Improvements | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	238
Ending balance	205	238
Lab Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	6,473	5,672
Additions	1,316	1,064
Completion of work-in-process		0
Disposals	(2,554)	(700)
Foreign exchange	(92)	437
Ending balance	5,143	6,473
Lab Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(3,913)	(3,371)
Depreciation	849	977
Disposals	2,554	507
Foreign exchange	(61)	72
Ending balance	(2,147)	(3,913)
Lab Equipment | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	2,560
Ending balance	2,996	2,560
WIP - Leasehold Improvements | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	0	138
Additions	31	28
Completion of work-in-process		(166)
Disposals	0	0
Foreign exchange	0	0
Ending balance	31	0
WIP - Leasehold Improvements | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	0	0
Depreciation	0	0
Disposals	0	0
Foreign exchange	0	0
Ending balance	0	0
WIP - Leasehold Improvements | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	0
Ending balance	$ 31	$ 0